Intangible assets - Schedule of Amortization of Intangible Assets (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Schedule Of Amortization Of Intangible Assets Abstract
2025 (3 months remaining)	$ 12,399	$ 38,750
2026	38,750	38,750
2027	38,750	38,750
2028	35,521	35,521
2029 and thereafter	0
Total remaining intangibles amortization	$ 125,420	$ 151,771